Notes to the consolidated cash flow statements - Reconciliation of cash proceeds from disposal (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	$ 311	$ 896	$ 1,388
Less: Cash deconsolidated	(18)	(169)
Cash consideration received (net of transaction costs and cash held)	$ 293	$ 727	$ 1,388